Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2016	Mar. 31, 2015
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 2,753,127	¥ 6,148,946
Less than 12 months Gross unrealized losses, available-for-sale securities		7,090	4,509
12 months or more Fair value, available-for-sale securities		237,627	507,241
12 months or more Gross unrealized losses, available-for-sale securities		3,225	7,395
Total Fair value, available-for-sale securities		2,990,754	6,656,187
Total Gross unrealized losses, available-for-sale securities		10,315	11,904
Less than 12 months, Fair value, held-to-maturity securities		394,673	455,298
Less than 12 months Gross unrealized losses, held-to-maturity securities		5,384	794
12 months or more Fair value, held-to-maturity securities		101,892
12 months or more Gross unrealized losses, held-to-maturity securities		882
Total Fair value, held-to-maturity securities		496,565	455,298
Total Gross unrealized losses, held-to-maturity securities		6,266	794
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	15,965	7,968
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	86	47
12 months or more Fair value, available-for-sale securities	[1]	58,147	86,973
12 months or more Gross unrealized losses, available-for-sale securities	[1]	1,207	2,380
Total Fair value, available-for-sale securities	[1]	74,112	94,941
Total Gross unrealized losses, available-for-sale securities	[1],[2]	1,293	2,427
Less than 12 months, Fair value, held-to-maturity securities	[3]	394,673	355,560
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]	5,384	621
12 months or more Fair value, held-to-maturity securities	[3]	101,892
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	882
Total Fair value, held-to-maturity securities	[3]	496,565	355,560
Total Gross unrealized losses, held-to-maturity securities	[3]	6,266	621
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		1,531,400	5,646,840
Less than 12 months Gross unrealized losses, available-for-sale securities		692	1,739
12 months or more Fair value, available-for-sale securities		74,427	211,512
12 months or more Gross unrealized losses, available-for-sale securities		323	848
Total Fair value, available-for-sale securities		1,605,827	5,858,352
Total Gross unrealized losses, available-for-sale securities		1,015	2,587
Less than 12 months, Fair value, held-to-maturity securities			99,738
Less than 12 months Gross unrealized losses, held-to-maturity securities			173
Total Fair value, held-to-maturity securities			99,738
Total Gross unrealized losses, held-to-maturity securities			173
Debt securities | Japanese local government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		3,434	3,579
Less than 12 months Gross unrealized losses, available-for-sale securities		3	8
12 months or more Fair value, available-for-sale securities			11,944
12 months or more Gross unrealized losses, available-for-sale securities			8
Total Fair value, available-for-sale securities		3,434	15,523
Total Gross unrealized losses, available-for-sale securities		3	16
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		315,425	45,858
Less than 12 months Gross unrealized losses, available-for-sale securities		32	454
Total Fair value, available-for-sale securities		315,425	45,858
Total Gross unrealized losses, available-for-sale securities		32	454
Debt securities | Other foreign government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		225,493	127,535
Less than 12 months Gross unrealized losses, available-for-sale securities		139	204
12 months or more Fair value, available-for-sale securities		225	10,421
12 months or more Gross unrealized losses, available-for-sale securities		14	33
Total Fair value, available-for-sale securities		225,718	137,956
Total Gross unrealized losses, available-for-sale securities		153	237
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		2,417
Less than 12 months Gross unrealized losses, available-for-sale securities		3
12 months or more Fair value, available-for-sale securities		39,984	51,897
12 months or more Gross unrealized losses, available-for-sale securities		875	1,408
Total Fair value, available-for-sale securities		42,401	51,897
Total Gross unrealized losses, available-for-sale securities		878	1,408
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		40,471	23,468
Less than 12 months Gross unrealized losses, available-for-sale securities		300	394
12 months or more Fair value, available-for-sale securities		22,465	19,238
12 months or more Gross unrealized losses, available-for-sale securities		223	567
Total Fair value, available-for-sale securities		62,936	42,706
Total Gross unrealized losses, available-for-sale securities		523	961
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		360,782	270,877
Less than 12 months Gross unrealized losses, available-for-sale securities		348	478
12 months or more Fair value, available-for-sale securities		20,109	54,615
12 months or more Gross unrealized losses, available-for-sale securities		72	1,018
Total Fair value, available-for-sale securities		380,891	325,492
Total Gross unrealized losses, available-for-sale securities	[4]	420	1,496
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		186,478	11,496
Less than 12 months Gross unrealized losses, available-for-sale securities		972	29
12 months or more Fair value, available-for-sale securities		22,090	60,491
12 months or more Gross unrealized losses, available-for-sale securities		449	1,104
Total Fair value, available-for-sale securities		208,568	71,987
Total Gross unrealized losses, available-for-sale securities	[5]	1,421	1,133
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		71,262	11,325
Less than 12 months Gross unrealized losses, available-for-sale securities		4,515	1,156
12 months or more Fair value, available-for-sale securities		180	150
12 months or more Gross unrealized losses, available-for-sale securities		62	29
Total Fair value, available-for-sale securities		71,442	11,475
Total Gross unrealized losses, available-for-sale securities		¥ 4,577	¥ 1,185

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015, and ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015, and ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[3]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.
[4]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥165,602 million at March 31, 2015, and ¥158,446 million at March 31, 2016.
[5]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations ("CLO"), of which the total fair values were ¥142,543 million at March 31, 2015, and ¥201,952 million at March 31, 2016.